Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payment Obligations

The table below shows the future lease payment obligations:

Year Ending December 31,	Amount
2025	$68,468
2026	93,136
2027	95,150
2028	72,494
2029	-
Thereafter	-
Total remaining lease payments	$329,248
Less: imputed interest	(50,693)
Present Value of remaining lease payments	$278,555

Current	$65,479
Noncurrent	$213,076

Weighted-average remaining lease term (years)	2.92
Weighted-average discount rate	10.00%

The table below shows the future lease payment obligations:

Year Ending December 31,	Amount
2025	$91,122
2026	93,136
2027	95,150
2028	72,495
2029	-
Thereafter	-
Total remaining lease payments	$351,903
Less: imputed interest	(57,729)
Present Value of remaining lease payments	$294,174

Current	$65,389
Noncurrent	$228,785

Weighted-average remaining lease term (years)	3.17
Weighted-average discount rate	10.00%